UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-01700

_Franklin Gold and Precious Metals Fund

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)      (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/12

Item 1. Reports to Stockholders.

FGPMF N-CSRS PE 1/31/12

JANUARY 31, 2012

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

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SECTOR

FRANKLIN
GOLD AND PRECIOUS METALS FUND

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

| 1

Semiannual Report

Franklin Gold and Precious Metals Fund

Your Fund’s Goals and Main Investments: Franklin Gold and Precious Metals Fund seeks capital appreciation, with current income as its secondary goal, by investing at least 80% of its net assets in securities of gold and precious metals operation companies.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This semiannual report for Franklin Gold and Precious Metals Fund covers the period ended January 31, 2012.

Performance Overview

Franklin Gold and Precious Metals Fund – Class A had a -6.70% cumulative total return for the six months ended January 31, 2012. The Fund underper-formed the +2.71% total return of the Standard & Poor’s® 500 Index (S&P 500®), which is a broad measure of U.S. stock performance.1 For the same period, the Fund also underperformed the -1.98% price return of the sector-specific FTSE® Gold Mines (All Mines) Index, which comprises companies whose principal activity is gold mining.1 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 9.

Economic and Market Overview

The U.S. economy improved during the six months ended January 31, 2012, despite geopolitical, fiscal, employment and housing pressures. In contrast, growth outside the U.S. generally slowed, which some attributed to the effects of Japan’s earthquake and Thailand’s flooding on the global supply chain, populist uprisings across the oil-and-gas-producing regions of the Middle East and North Africa, and the eurozone sovereign debt crisis. Although U.S. manufacturing growth slowed in the first half of the period as high commodity

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product. FTSE® is a trademark of London Stock Exchange Plc and The Financial Times Limited. The indexes are unmanaged; the S&P 500 includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 18.

Semiannual Report | 3

prices reduced purchasing power and demand ebbed, the trend began to reverse near period-end. The U.S. manufacturing sector helped power the domestic economy and, along with India, led global manufacturing growth at period-end. European and Asian manufacturing, however, generally weakened through most of the six-month reporting period before stabilizing at period-end.

The U.S. financial system and household balance sheets continued to improve, but the country still faced persistently high unemployment, a prolonged housing market slump and massive national debt. Inflation rose across much of the world but stayed relatively contained in the U.S. The Federal Reserve Board (Fed) sought to boost economic growth by implementing its new bond-buying program, dubbed “Operation Twist” by commentators, which is intended to further lower long-term bond yields. The Fed also anticipated it would keep the federal funds target rate at 0% to 0.25% at least through late 2014. Outside the U.S., European policymakers stepped up their response to their sovereign debt and banking crisis. The European Central Bank cut short-term interest rates and expanded bank lending facilities, and six key global central banks agreed to lower dollar funding costs for Europe’s distressed commercial banks. Chinese policymakers lowered commercial bank reserve requirements and the International Monetary Fund revamped its credit line and eased its lending terms.

Worrisome global events and slowing global growth dampened investor sentiment and market volatility surged. Through most of the period, risk-averse investors sought perceived safe havens and seemed to ignore that many companies generated record profits. As 2012 began, better-than-expected U.S. economic reports renewed many investors’ risk appetite. Despite large swings, U.S. stocks as measured by the S&P 500 gained 2.71% for the six months ended January 31, 2012.1 The Dow Jones Industrial Average rose 5.52%, reflecting investors’ general preference for large, established U.S. companies.1 In contrast, developed and emerging world stocks as measured by the MSCI All Country World Index fell 4.58%.1 Amid general global market declines, U.S. Treasuries and perceived safe-haven currencies such as the U.S. dollar and Japanese yen delivered solid returns.

4 | Semiannual Report

Precious Metals Sector Overview

During the reporting period, gold price volatility was caused largely by shifting investor concerns about economic and market developments. Spot gold prices began the period at $1,628 per troy ounce and climbed to a record settlement high of $1,900 on September 5, 2011, as investors increased their holdings in response to equity market volatility and U.S. dollar weakness.2 Shortly thereafter, many gold investors began liquidating their gold holdings, possibly signaling market skepticism about how expensive gold had become. In the wake of this sell-off, gold prices remained volatile, rising and falling in response to market conditions. Near period-end, investors appeared to question gold’s reputation as a safe haven, instead preferring U.S. Treasuries and the U.S. dollar. Spot gold prices reached a period low of $1,546 per troy ounce on December 29, 2011, but rebounded to end the period at $1,738 based on renewed U.S. dollar depreciation, signs of resilient Chinese and Indian physical demand, and the Fed’s expectations for a protracted period of low interest rates.2

The prices of other precious metals followed a similar trend as gold during the period, although the greater use of these metals in industrial applications drove a higher correlation to overall market moves. Silver, platinum and palladium prices reached period highs in August 2011, only to see their prices plummet in September. Following several months of volatility, prices for the

2. Source: Bloomberg L.P.

Semiannual Report | 5

three metals rebounded strongly in January 2012. Silver began the reporting period at $40 per ounce, reached a six-month high of $44 on August 22 and settled at $33 by period-end.2 Platinum and palladium, unlike gold, responded more to lowered global growth forecasts and the implied effects on industrial demand, particularly in regard to automotive and electronics applications. Prices for the two metals peaked in early August as investors focused on signs of improvements in the global economy, but were dragged down with the overall market as focus shifted to financial issues in Europe and some signs of slowing growth out of China. Also in August, the price of gold exceeded the price of platinum for the first time since the end of 2008 and held a premium through the end of the period under review. Platinum began the reporting period at $1,781 per ounce, rose to a period high of $1,904 and settled at $1,587 by the end of January.2 Palladium began the period at a high of $830 on August 1 and eventually settled to $684 per ounce by period-end.2

Investment Strategy

We believe that investing in gold and other precious metals offers an excellent opportunity for diversification in an attractive asset class over the long term. We like companies with multiple mines, attractive production profiles, strong reserve bases and active exploration programs that can drive future reserve and production growth. While the sector can be volatile, especially over the short term, precious metals, such as gold, can be attractive because they are hard assets not tied to any particular country or financial system.

Manager’s Discussion

Merger and acquisition activity continued through the period. In August, Northgate Minerals proposed a merger with Primero Mining only to have Aurico Gold come in with a higher bid to acquire Northgate Minerals in a friendly stock transaction. In December, Eldorado Gold launched a bid to acquire European Goldfields, which had recently received permits to build two new mines in Greece.

Randgold Resources was a key Fund contributor. During the reporting period, the company resolved a series of operational obstacles hampering operations at its new Tongon gold mine in the Ivory Coast, allowing the facility to ramp up production. Randgold’s other operating mines also increased production and generated record profits. The company’s 2012 fourth-quarter profit was up 323% from the same quarter in the previous year, and was also higher than the company’s annual profit in any preceding year.

6 | Semiannual Report

The Fund’s holding in Nevsun Resources also supported results. Operations at the company’s new Bisha Mine in Eritrea, Africa, started up on time and under budget in the first quarter of 2011. The Bisha Mine produced 379,000 ounces of gold in 2011, exceeding the company’s own expectations. This strong production level allowed Nevsun to build its cash position to $347 million by the end of 2011 from $50 million at the end of 2010 and increase its semiannual cash dividend.

Yamana Gold also aided Fund performance during the period. The company enjoyed strong operating results and cash flow mainly due to increased production levels during its third quarter and the commencement of operations at its new Mercedes mine in Mexico during its fourth quarter. Yamana was able to increase its annual dividend based on the strength of these developments.

In contrast, several holdings detracted from Fund performance. Our holdings in Newcrest Mining lost value after the company’s output was reduced due to production disruptions at its Cadia Valley operations in Australia and Lihir gold mine in Papua New Guinea, as well as lower-grade ore and correspondingly lower metal recoveries at its Telfer operation in western Australia.

Share of Kinross Gold plummeted after the company announced it would write down the value of its Tasiast mine in Mauritania, Africa, which it acquired in September 2010 as part of its acquisition of Red Back Mining. The company also suffered from rising labor and raw material costs that could delay the development of some of its projects.

The company’s holdings in Centamin Egypt continued to lose value during the reporting period. Shares of Centamin, which operates the Sukari gold mine in Egypt’s Eastern Desert, performed poorly as continued political and civil unrest in Egypt dampened investor expectations. The sudden death of the company’s chief executive in November only added to the uncertainty weighing on the stock’s performance.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended January 31, 2012, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

Semiannual Report | 7

Thank you for your continued participation in Franklin Gold and Precious Metals Fund. We look forward to serving your future investment needs.

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of January 31, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

8 | Semiannual Report

Performance Summary as of 1/31/12

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: FKRCX)			Change	1/31/12	7/31/11
Net Asset Value (NAV)		-$	5.29	$41.32	$46.61
Distributions (8/1/11–1/31/12)
Dividend Income	$0.8559
Long-Term Capital Gain	$1.2996
Total	$2.1555
Class B (Symbol: FAGPX)			Change	1/31/12	7/31/11
Net Asset Value (NAV)		-$	4.71	$39.33	$44.04
Distributions (8/1/11–1/31/12)
Dividend Income	$0.2998
Long-Term Capital Gain	$1.2996
Total	$1.5994
Class C (Symbol: FRGOX)			Change	1/31/12	7/31/11
Net Asset Value (NAV)		-$	4.96	$39.42	$44.38
Distributions (8/1/11–1/31/12)
Dividend Income	$0.5273
Long-Term Capital Gain	$1.2996
Total	$1.8269
Advisor Class (Symbol: FGADX)			Change	1/31/12	7/31/11
Net Asset Value (NAV)		-$	5.48	$43.17	$48.65
Distributions (8/1/11–1/31/12)
Dividend Income	$0.9750
Long-Term Capital Gain	$1.2996
Total	$2.2746

Semiannual Report | 9

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

10 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks. Investing in a nondiversified fund involves the risk of greater price fluctuation than a more diversified portfolio. Also, the Fund concentrates in the precious metals sector, which involves fluctuations in the prices of gold and other precious metals and increased susceptibility to adverse economic and regulatory developments affecting the sector. In addition, the Fund is subject to the risks of currency fluctuation and political uncertainty associated with foreign investing. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The Fund may also invest in smaller companies, which can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 11

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.93%; B: 1.67%; C: 1.68%; and Advisor: 0.68%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Semiannual Report | 13

Franklin Gold and Precious Metals Fund

Financial Highlights

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dEffective September 1, 2008, the redemption fee was eliminated.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.
hRounds to less than 0.01%.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Gold and Precious Metals Fund

Financial Highlights (continued)

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Gold and Precious Metals Fund

Financial Highlights (continued)

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Gold and Precious Metals Fund

Financial Highlights (continued)

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin Gold and Precious Metals Fund

Statement of Investments, January 31, 2012 (unaudited)

18 | Semiannual Report

Franklin Gold and Precious Metals Fund

Statement of Investments, January 31, 2012 (unaudited) (continued)

Semiannual Report | 19

Franklin Gold and Precious Metals Fund

Statement of Investments, January 31, 2012 (unaudited) (continued)

20 | Semiannual Report

Franklin Gold and Precious Metals Fund

Statement of Investments, January 31, 2012 (unaudited) (continued)

	Country	Principal Amount		Value
Convertible Bonds (Cost $1,491,202) 0.0%†
Non-Energy Minerals 0.0%†
[c]First Uranium Corp., cvt., senior secured note, 144A, 7.00%, 3/31/13	Canada	1,500,000	CAD	$1,062,185
Total Investments before Short Term Investments
(Cost $1,802,051,543)				3,277,770,023

		Shares
Short Term Investments (Cost $28,755,188) 0.8%
Money Market Funds 0.8%
[a,e]Institutional Fiduciary Trust Money Market Portfolio	United States	28,755,188		28,755,188
Total Investments (Cost $1,830,806,731) 100.1%				3,306,525,211
Other Assets, less Liabilities (0.1)%				(4,852,823)
Net Assets 100.0%				$3,301,672,388

See Abbreviations on page 37.

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]See Note 10 regarding holdings of 5% voting securities.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At January 31,
2012, the aggregate value of these securities was $589,355,222, representing 17.85% of net assets.
[d]See Note 9 regarding restricted securities.
[e]See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Franklin Gold and Precious Metals Fund

Financial Statements

Statement of Assets and Liabilities
January 31, 2012 (unaudited)

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Gold and Precious Metals Fund

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
January 31, 2012 (unaudited)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Franklin Gold and Precious Metals Fund

Financial Statements (continued)

Statement of Operations
for the six months ended January 31, 2012 (unaudited)

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Gold and Precious Metals Fund

Financial Statements (continued)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

Franklin Gold and Precious Metals Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

26 | Semiannual Report

Franklin Gold and Precious Metals Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Semiannual Report | 27

Franklin Gold and Precious Metals Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of January 31, 2012, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

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Franklin Gold and Precious Metals Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2012, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

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Franklin Gold and Precious Metals Fund

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

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Franklin Gold and Precious Metals Fund

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class B	1.00%
Class C	1.00%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$332,441
CDSC retained	$97,456

e. Transfer Agent Fees

For the period ended January 31, 2012, the Fund paid transfer agent fees of $3,023,253, of which $1,700,039 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended January 31, 2012, there were no credits earned.

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Franklin Gold and Precious Metals Fund

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES

For tax purposes, realized currency losses and ordinary income losses occurring subsequent to October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At July 31, 2011, the Fund deferred realized currency losses and ordinary income losses of $487,694 and $17,584,738, respectively.

At January 31, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,210,102,089

Unrealized appreciation	$1,274,850,265
Unrealized depreciation	(178,427,143)
Net unrealized appreciation (depreciation)	$1,096,423,122

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of passive foreign investment company shares, which impacted the characterization of the distributions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2012, aggregated $81,417,108 and $275,093,029, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

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Franklin Gold and Precious Metals Fund

Notes to Financial Statements (unaudited) (continued)

9. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At January 31, 2012, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

10. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended January 31, 2012, were as shown below.

Semiannual Report | 33

Franklin Gold and Precious Metals Fund

Notes to Financial Statements (unaudited) (continued)

11. SPECIAL SERVICING AGREEMENT

The Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds. Under the SSA, the Fund may pay a portion of the Allocator Funds’ expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds. The Allocator Funds are either managed by Advisers or administered by FT Services, affiliates of the Fund. For the period ended January 31, 2012, the Fund was held by one or more of the Allocator Funds and the amount of expenses borne by the Fund is noted in the Statement of Operations. At January 31, 2012, 3.55% of the Fund’s outstanding shares was held by one or more of the Allocator Funds.

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Franklin Gold and Precious Metals Fund

Notes to Financial Statements (unaudited) (continued)

12. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended January 31, 2012, the Fund did not use the Global Credit Facility.

13. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

Semiannual Report | 35

Franklin Gold and Precious Metals Fund

Notes to Financial Statements (unaudited) (continued)

13. FAIR VALUE MEASUREMENTS (continued)

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s assets carried at fair value:

At January 31, 2012, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

14. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

36 | Semiannual Report

Franklin Gold and Precious Metals Fund

Notes to Financial Statements (unaudited) (continued)

15. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semiannual Report | 37

Franklin Gold and Precious Metals Fund

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

38 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Franklin Gold and Precious Metals Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

132 S 03/12

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.              N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.          N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                 N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.             N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

FGPMF N-CSRS PE 1/31/12

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PERCIOUS METALS FUND

By /s/LAURA F. FERGERSON

FGPMF N-CSRS PE 1/31/12

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2012

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 28, 2012